CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Statement of Financial Position [Abstract]
Receivables, allowances	$ 976	$ 1,726
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	122,052,000	122,052,000
Treasury stock, shares	51,496,000	51,988,000